Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Earnings	$ 235,240	$ 1,028,280
Noncash Items Included in Net Earnings:
Deferred Income Taxes (Credit)	(113,000)
Depreciation and Amortization	446,713	222,087
Gain on Extinguishment of Debt	(770,062)
Intangible Asset - Customer List Impairment	63,204
Reduction in Wildman Earn-Out Payment	(611,757)
Stock-Based Compensation	153,205
(Increase) Decrease In:
Accounts Receivable	(3,303,188)	(563,047)
Due From Affiliate		138,561
Inventory	(2,731,743)	(390,879)
Prepaid Corporate Taxes	(87,459)
Prepaid Expenses	(500,886)	260,798
Security Deposit	25,516	(323,202)
Increase (Decrease) In:
Accounts Payable and Accrued Expenses	1,715,563	(934,281)
Accrued Payroll and Related	(185,056)	145,794
Corporate Income Taxes Payable	(231,980)	75,164
Unearned Revenue	157,381	201,276
Rewards Program Liability	(129,392)	(1,895,849)
Sales Tax Payable	33,814	44,831
Net cash provided by operating activities	(5,833,887)	(1,990,467)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to Property and Equipment	(388,948)	(176,465)
New Borrowings:
Note Payable - Line of Credit	5,725,000	4,680,000
Long-Term Debt		919,962
Debt Reduction:
Note Payable - Line of Credit	(7,375,000)	(5,180,000)
Long-Term Debt	(149,900)
Change in Due To/From Stockholder	6,748	(44,055)
Proceeds from IPO Stock Issuance, Net	17,945,151
Proceeds from PIPE Stock Issuance, Net	19,779,051
Proceeds from Warrants Exercised	1,871,218
Net cash provided by financing activities	37,802,268	375,907
NET INCREASE (DECREASE) IN CASH	31,579,433	(1,791,025)
CASH - BEGINNING	647,235	2,438,260
CASH - ENDING	32,226,668	647,235
Cash Paid During The Period For:
Interest	136,661	49,457
Income Taxes	360,906	347,072
Schedule of Noncash Investing and Financing Transactions:
Cost of Intangible Asset - Customer List		2,253,690
Wildman Contingent Earn-Out		(2,253,690)
Cash Used for Purchase of Intangible Asset - Customer List
Cost of Wildman Inventory		649,433
Note Payable - Wildman		(162,358)
Cash Used for Purchase Wildman Inventory		$ 487,075